Time charter revenues and net investment in direct financing lease (Tables)	12 Months Ended
Dec. 31, 2014
Capital Leases, Future Minimum Payments Receivable, Fiscal Year Maturity [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
As of December 31, 2014, the minimum contractual future revenues to be received under the time charters during the next five years and thereafter are as follows:

(in thousands of U.S. dollars)	Total
(Restated)
2015	$39,131
2016	39,131
2017	39,131
2018	39,131
2019	39,131
Thereafter	580,611
Total	$776,266

Schedule Of Direct Financing Lease Reflected As Net Investment [Table Text Block]
The direct financing lease is reflected on the balance sheets as net investment in direct financing lease, a receivable, as follows:

As of December 31,
(in thousands of U.S. dollars)	2014
(Restated)
Minimum lease payments	$589,074
Unguaranteed residual value	146,000
Unearned income	(441,465)
Initial direct cost, net	3,095
Net investment in direct financing lease at inception	296,704
Principal repayment and amortization for July 22 to December 31, 2014	(1,341)
Net investment in direct financing lease at December 31, 2014	295,363
Less: Current portion	(2,894)
Long term net investment in direct financing lease	$292,469